CONDENSED BALANCE SHEETS	Sep. 30, 2022 USD ($)
Current assets:
Cash	$ 7,302
Prepaid expenses - current	277,812
Total current assets	285,114
Investments held in trust account	150,969,468
Total Assets	151,254,582
Current liabilities:
Accounts payable	1,687,915
Accrued expenses	1,356,763
Due to related party	736,123
Capital based tax payable	331,707
Franchise tax payable	149,639
Income tax payable	54,366
Total current liabilities	4,316,513
Deferred underwriting commissions	200,000
Derivative warrant liabilities	1,543,280
Total liabilities	6,059,793
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value 1,000,000 shares authorized no shares issued or outstanding as of June 30, 2022 and December 31, 2021
Additional paid-in capital	0
Accumulated deficit	(5,099,235)
Total stockholders' deficit	(5,098,860)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	151,254,582
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 15,000,000 shares issued and outstanding at $10.00 per share at redemption as of September 30, 2022 and December 31, 2021	150,293,649
Class A Common Stock Not Subject to Redemption
Stockholders' Deficit:
Common stock	0
Class B Common Stock
Stockholders' Deficit:
Common stock	$ 375